Commitments and Contingencies (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) DWT	Dec. 31, 2014 DWT
DWT			562,200	1,706,800	765,600
Post-Panamax | CHINA | Expiry 11-07-2016 [Member]
DWT		98,700
Daily Base Rate	$ 13,000	$ 13,000	$ 13,000	$ 13,000
Year Vessel Built	2012
Kamsarmax
DWT | DWT				902,000
Kamsarmax | South Korea | Expiry 07-30-2017 [Member]
DWT		82,000
Daily Base Rate	$ 15,500	$ 15,500	15,500	$ 15,500
Year Vessel Built	2012
Kamsarmax | South Korea | Expiry 02-22-2016 [Member]
DWT		81,500
Daily Base Rate	$ 15,000	$ 15,000	15,000	$ 15,000
Year Vessel Built	2011
Ultramax Vessel
DWT | DWT				804,800
Ultramax Vessel | JAPAN | Expiry 01-29-2017 [Member]
DWT		61,000
Daily Base Rate	$ 14,200	$ 14,200	14,200	$ 14,200
Year Vessel Built	2010
Panamax | CHINA | Expiry 01-03-2017 [Member]
DWT		77,500
Daily Base Rate	$ 14,000	$ 14,000	14,000	14,000
Year Vessel Built	2004
Supramax [Member] | CHINA | Expiry 06-12-2016 [Member]
DWT		58,000
Daily Base Rate	$ 12,250	$ 12,250	12,250	12,250
Year Vessel Built	2008
Supramax [Member] | JAPAN | Expiry 12-01-2017 [Member]
DWT		55,000
Daily Base Rate	$ 14,000	$ 14,000	14,000	14,000
Year Vessel Built	2015
Handymax [Member] | JAPAN | Expiry 03-16-2017 [Member]
DWT		48,500
Daily Base Rate	$ 12,000	$ 12,000	$ 12,000	$ 12,000
Year Vessel Built	2002